PIMCO Funds

Supplement Dated January 29, 2014 to the

Equity-Related Strategy Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus dated July 31, 2013, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund (the “Funds”)

Effective immediately, the PIMCO International Fundamental IndexPLUS® AR Strategy Fund’s portfolio is managed by Scott A. Mather. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO International Fundamental IndexPLUS® AR Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Scott A. Mather. Mr. Mather is a Managing Director of PIMCO and he has managed the Fund since January 2014.

Effective immediately, the PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)’s portfolio is managed by Scott A. Mather. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Scott A. Mather. Mr. Mather is a Managing Director of PIMCO and he has managed the Fund since January 2014.

Effective immediately, the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund’s portfolio is managed by Scott A. Mather. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Scott A. Mather. Mr. Mather is a Managing Director of PIMCO and he has managed the Fund since January 2014.

Effective immediately, the PIMCO Worldwide Fundamental Advantage AR Strategy Fund’s portfolio is managed by Scott A. Mather. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Worldwide Fundamental Advantage AR Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Scott A. Mather. Mr. Mather is a Managing Director of PIMCO and he has managed the Fund since January 2014.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO International Fundamental IndexPLUS® AR Strategy	Scott A. Mather	1/14	Managing Director, PIMCO. Mr. Mather is a member of PIMCO’s Investment Committee and head of global portfolio management. He joined PIMCO in 1998.
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged)		1/14
PIMCO Small Company Fundamental IndexPLUS® AR Strategy		1/14
PIMCO Worldwide Fundamental Advantage AR Strategy		1/14

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated January 29, 2014 to the

Tax-Efficient Strategy Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus dated July 31, 2013, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Unconstrained Tax Managed Bond Fund (the “Fund”)

Effective immediately, the Fund’s portfolio is managed by Saumil Parikh. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Saumil Parikh. Mr. Parikh is a Managing Director of PIMCO, and he has managed the Fund since January 2014.

In addition, effective immediately, disclosure concerning the portfolio manager of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Unconstrained Tax Managed Bond	Saumil Parikh	1/14

Managing Director, PIMCO. Mr. Parikh joined PIMCO in 2000, and is a generalist portfolio manager. He is head of macroeconomic research for North America and also serves as a member of the short-term mortgage and global specialist portfolio management teams. Prior to joining PIMCO, he was a financial economist and market strategist at UBS Warburg.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement Dated January 29, 2014 to the

PIMCO EMG Intl Low Volatility RAFI®-PLUS AR, PIMCO Low Volatility RAFI®-PLUS AR and PIMCO Intl Low Volatility RAFI®-PLUS AR Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R Prospectus dated December 30, 2013, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund,

PIMCO Low Volatility RAFI®-PLUS AR Fund and

PIMCO Intl Low Volatility RAFI®-PLUS AR Fund (the “Funds”)

Effective immediately, the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund’s portfolio is managed by Scott A. Mather. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC, serves as the Fund’s sub-adviser. The Fund’s portfolio is managed by Scott A. Mather. Mr. Mather is a Managing Director of PIMCO and he has managed the Fund since January 2014.

Effective immediately, the PIMCO Low Volatility RAFI®-PLUS AR Fund’s portfolio is managed by Scott A. Mather. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Low Volatility RAFI®-PLUS AR Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC, serves as the Fund’s sub-adviser. The Fund’s portfolio is managed by Scott A. Mather. Mr. Mather is a Managing Director of PIMCO and he has managed the Fund since January 2014.

Effective immediately, the PIMCO Intl Low Volatility RAFI®-PLUS AR Fund’s portfolio is managed by Scott A. Mather. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Intl Low Volatility RAFI®-PLUS AR Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC, serves as the Fund’s sub-adviser. The Fund’s portfolio is managed by Scott A. Mather. Mr. Mather is a Managing Director of PIMCO and he has managed the Fund since January 2014.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	Scott A. Mather	1/14	Managing Director, PIMCO. Mr. Mather is a member of PIMCO’s Investment Committee and head of global portfolio management. He joined PIMCO in 1998.
PIMCO Low Volatility RAFI®-PLUS AR Fund		1/14
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund		1/14

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP6_012914

PIMCO Funds

Supplement dated January 29, 2014 to the

Statement of Additional Information dated July 31, 2013,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Worldwide Fundamental Advantage AR Strategy Fund, PIMCO Unconstrained Tax Managed Bond Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund and PIMCO Intl Low Volatility RAFI®-PLUS AR Fund

Effective immediately, the PIMCO International Fundamental IndexPLUS® AR Strategy Fund’s, the PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)’s, the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund’s, the PIMCO Worldwide Fundamental Advantage AR Strategy Fund’s, the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund’s, the PIMCO Low Volatility RAFI®-PLUS AR Fund’s and the PIMCO Intl Low Volatility RAFI®-PLUS AR Fund’s portfolios are managed by Scott A. Mather. In addition, effective immediately, the PIMCO Unconstrained Tax Managed Bond Fund’s portfolio is managed by Saumil Parikh. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective January 29, 2014, the PIMCO International Fundamental IndexPLUS® AR Strategy Fund, the PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, the PIMCO Worldwide Fundamental Advantage AR Strategy Fund, the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, the PIMCO Low Volatility RAFI®-PLUS AR Fund and the PIMCO Intl Low Volatility RAFI®-PLUS AR Fund are managed by Scott A. Mather. In addition, effective January 29, 2014, the PIMCO Unconstrained Tax Managed Bond Fund is managed by Saumil Parikh.

Additionally, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement For Future Reference

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